Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 95.2%

BRAZIL — 12.5%
B3 SA — Brasil Bolsa Balcao	4,400	$8,675
Banco Bradesco SA ADR	2,757	7,334
MercadoLibre, Inc. *	24	49,247
Natura & Co. Holding SA	2,800	7,222
NU Holdings Ltd., Class A *	1,359	18,550
Petroleo Brasileiro SA ADR	2,178	31,385
Raia Drogasil SA	700	3,293
WEG SA	700	7,018
		132,724
CANADA — 1.3%
Ivanhoe Mines Ltd., Class A *	892	13,270

CHILE — 0.7%
Lundin Mining Corp.	715	7,491

INDIA — 20.4%
Axis Bank Ltd.	1,934	28,434
Delhivery Ltd. *	2,161	10,956
Escorts Kubota Ltd.	178	9,062
HDFC Life Insurance Co., Ltd.	1,754	15,030
ICICI Bank Ltd.	716	10,866
Jio Financial Services Ltd. *	4,107	17,151
Kotak Mahindra Bank Ltd.	477	10,544
PB Fintech Ltd. *	316	6,091
Reliance Industries Ltd.	1,243	43,732
Samvardhana Motherson International Ltd.	5,661	14,262
Tata Consultancy Services Ltd.	406	20,673
Tech Mahindra Ltd.	789	14,857
UltraTech Cement Ltd.	81	11,405
WNS Holdings Ltd. *	70	3,690
		216,753
INDONESIA — 2.3%
Bank Mandiri Persero Tbk PT	17,800	8,188
Bank Rakyat Indonesia Persero Tbk PT	50,400	16,484
		24,672
KAZAKHSTAN — 0.8%
Kaspi.KZ JSC ADR	78	8,267

MEXICO — 3.9%
Cemex SAB de CV, Participating Certificate, ADR	888	5,417
Fomento Economico Mexicano SAB de CV ADR	152	15,004
Grupo Financiero Banorte SAB de CV, Class O	1,686	12,000
Wal-Mart de Mexico SAB de CV	2,940	8,870
		41,291
PANAMA — 0.6%
Copa Holdings SA, Class A	72	6,757

PERU — 1.1%
Credicorp Ltd.	63	11,401

POLAND — 1.8%
Allegro.eu SA *	1,190	10,759

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
KGHM Polska Miedz SA	210	$8,684
		19,443
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	9,400	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.7%
Saudi Tadawul Group Holding Co.	118	7,147

SINGAPORE — 3.0%
Sea Ltd. ADR *	334	31,490

SOUTH AFRICA — 6.2%
FirstRand Ltd.	1,342	6,438
Impala Platinum Holdings Ltd. *	2,306	12,924
Naspers Ltd., N Shares	167	40,500
Remgro Ltd.	626	5,700
		65,562
SOUTH KOREA — 11.8%
Coupang, Inc. *	567	13,920
Hyundai Motor Co.	105	19,555
Koh Young Technology, Inc.	194	1,571
NAVER Corp.	40	5,152
NCSoft Corp.	26	3,782
Samsung Electronics Co., Ltd.	1,114	52,067
SK Hynix, Inc.	215	28,775
		124,822
TAIWAN — 22.1%
Accton Technology Corp.	1,000	16,732
MediaTek, Inc.	1,000	36,855
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	180,925
		234,512
THAILAND — 3.2%
Fabrinet *	48	11,349
PTT Exploration & Production PCL	2,600	10,605
SCB X PCL	2,000	6,775
Valeura Energy, Inc. *	1,554	4,688
		33,417
VIETNAM — 0.6%
Mobile World Investment Corp.	2,400	6,642

ZAMBIA — 2.2%
First Quantum Minerals Ltd. *	1,701	23,192

Total Common Stocks
(cost $951,155)		1,008,853

PREFERRED STOCKS — 2.9%

BRAZIL — 1.6%
Petroleo Brasileiro SA ADR 9.77%	841	11,093

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
Raizen SA 5.79%	9,700	$5,502
		16,595
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. 2.12%	371	14,408

Total Preferred Stocks
(cost $39,981)		31,003

TOTAL INVESTMENTS — 98.1%
(cost $991,136)		$1,039,856
Other assets less liabilities — 1.9%		20,314
NET ASSETS — 100.0%		$1,060,170

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets ex China Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$322,005	$686,848	$0	$1,008,853
Preferred Stocks**	16,595	14,408	—	31,003
Total	$338,600	$701,256	$0	$1,039,856

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended September 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended September 30, 2024.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.